ACCRUED EXPENSES (Tables)	6 Months Ended
Jun. 30, 2017
Payables and Accruals [Abstract]
Schedule of accrued expenses
Accrued expenses consisted of the following:

	December 31, 2016	December 31, 2015
Inventory-related accruals	$810,027	$548,800
Inventory intermediation arrangements	225,524	252,380
Accrued transportation costs	89,830	91,546
Excise and sales tax payable	86,046	34,129
Renewable energy credit and emissions obligations	70,158	19,472
Accrued utilities	44,190	25,192
Accrued interest	28,934	22,313
Accrued construction in progress	33,610	7,400
Accrued salaries and benefits	17,466	61,011
Customer deposits	9,215	20,395
Environmental liabilities	8,882	2,178
Other	38,847	32,619
Total accrued expenses	$1,462,729	$1,117,435
Accrued expenses consisted of the following:

	June 30, 2017	December 31, 2016
Inventory-related accruals	$778,746	$810,027
Inventory intermediation arrangements	233,455	225,524
Renewable energy credit and emissions obligations	172,331	70,158
Excise and sales tax payable	100,998	86,046
Accrued transportation costs	83,312	89,830
Accrued capital expenditures	75,711	33,610
Accrued refinery maintenance and support costs	32,326	28,670
Accrued utilities	28,914	44,190
Customer deposits	23,912	9,215
Accrued salaries and benefits	15,961	17,466
Accrued interest	9,047	28,934
Environmental liabilities	8,902	8,882
Other	30,685	10,177
Total accrued expenses	$1,594,300	$1,462,729